Consolidated statements of cash flows $ in Thousands	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Operating activities
Net earnings (loss)	$ 166,235	$ (204,718)
Adjustments for:
Depreciation and amortization	327,973	330,345
Deferred charges	10,683	(1,101)
Unrealized loss (gain) on derivatives	74,295	(62,569)
Share-based compensation	14,976	13,960
Loss on disposal of assets	2,303	6,947
Finance costs	111,779	110,608
Finance income	(22,071)	(5,265)
Share of earnings from equity-accounted investee	(32,321)	0
Impairment charges	0	358,330
Other expense (income)	(100,310)	30,522
Other operating expense	59,616	43
Income tax recovery	(126,306)	(2,519)
Interest received	18,311	11,592
Income taxes paid	(20,709)	(77,182)
Other operating items	183,062	87,057
Net cash provided by operations	667,516	596,050
Investing activities
Additions to property, plant and equipment	(55,362)	(114,028)
Increase in short-term investments	(391,025)	0
Increase in long-term receivables, investments and other	33,508	19,023
Proceeds from sale of property, plant and equipment	1,249	1,951
Net cash used in investing	(411,630)	(93,054)
Financing activities
Interest paid	(72,976)	(69,498)
Proceeds from issuance of shares, stock option plan		4
Dividends paid	(71,224)	(158,297)
Net cash used in financing	(144,200)	(227,791)
Increase (decrease) in cash and cash equivalents, during the year	111,686	275,205
Exchange rate changes on foreign currency cash balances	8,222	(3,863)
Cash and cash equivalents, beginning of year	591,620	320,278
Cash and cash equivalents, end of year	711,528	591,620
Cash and cash equivalents is comprised of:
Cash	317,296	190,174
Cash equivalents	$ 394,232	$ 401,446